Fair Value Measurements (Details 2) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Carrying amount [Member]
Estimated fair value of Sony's financial instruments
Long-term debt including the current portion	¥ 921,849	¥ 1,160,029
Investment contracts included in policyholders' account	322,649	306,625
Housing loans in the banking business, Carrying amount	656,047	555,105
Estimated fair value [Member]
Estimated fair value of Sony's financial instruments
Long-term debt including the current portion	928,820	1,168,354
Investment contracts included in policyholders' account	320,036	307,656
Housing loans in the banking business, Estimated fair value	¥ 714,985	¥ 612,830